Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued operations
Schedule of aggregated financial results of the discontinued business

The aggregated financial results of the discontinued business are set forth below:

	Year ended	For the period	Year ended
	December 31,	from January 1 to	December 31,
	2020	July 31, 2019	2018
Revenue	$—	$3,803,430	$9,107,922
Cost of revenues	—	4,048,640	9,116,707
Gross loss	—	(245,210)	(8,785)
Operating expenses	—	629,525	3,164,918
(Reversal of) Bad debt provision	—	(1,144,417)	(1,477,631)
Income (loss) from operations	—	269,682	(1,696,072)
Other income, net	—	797	1,779,439
Income before income taxes	—	270,479	83,367
Income taxes	—	—	—
Income from discontinued operations, net of tax	$—	$270,479	$83,367